Taxation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax credit
Current tax credited to the income statement	£ 407	£ 825	£ 646
Adjustment in respect of prior year	(1)	7
Current tax credit	406	832	646
Deferred tax credit
Reversal of temporary differences
Total tax credit	£ (406)	£ (832)	£ (646)